INVENTORY	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

Inventory is valued at the lower of cost (first-in, first-out) or net realizable value and is comprised of the following:

	March 31, 2023	March 31, 2022
Raw materials	$1,586,777	$1,481,946
Finished products	168,075	5,825
Total	$1,754,852	$1,487,771

At March 31, 2023, management determined that the net realizable value of the Company’s inventory had fallen below its historical carrying cost. Accordingly, for the year ended March 31, 2023, the Company recorded a write down of inventory of $1,478,108, which is included in cost of goods sold. At March 31, 2023, the balance of inventory shown above reflects its new cost basis after the write down. For the year ended March 31, 2022, there was no write down of inventory recorded.